Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets.
Schedule of intangible assets

Cost	Total
$
Balance, December 31, 2023	336,803
Additions	38,924
Balance, December 31, 2024	375,727
Additions	55,223
Disposal	(26,579)
Balance, December 31, 2025	404,371

Accumulated amortization	Total
$
Balance, December 31, 2023	161,549
Amortization	31,070
Balance, December 31, 2024	192,619
Amortization	26,385
Balance, December 31, 2025	219,004

Carrying values	Total
$
At December 31, 2024	183,108
At December 31, 2025	185,367